SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Sempra Savings Plan 002
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty	The Plan’s share of these investments held in the Master Trust are as follows (dollars in thousands):

	December 31, 2025		December 31, 2024
	Amount	% of Plan’s Investment	Amount	% of Plan’s Investment
TRP	$278,518	49.87%	$243,167	48.99%
The Vanguard Group, Inc.	143,818	25.75%	125,840	25.35%